Vessels under construction (Details Textual) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Vessels under construction	$ 180,000	$ 288,282	$ 866,844
Newbuilding Drybulk carriers
Contracts to acquire New Vessels	6
Vessels to be delivered 2017 [Member] | Newbuilding Drybulk carriers
Contracts to acquire New Vessels	6
Aggregate Purchase Price of New Vessels	$ 161,856
Purchase price paid for New Vessels	$ 143,231